Land Use Rights, Net - Future Amortization (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Land Use Rights, Net
Amortization expense	$ 696,102	¥ 4,828,862	¥ 6,658,821	¥ 6,658,690
Land use rights
Land Use Rights, Net
Amortization expense	408,329	2,832,577	2,832,578	2,832,447
Provision for impairment loss charged		¥ 0	0	¥ 0
Future amortization of land use rights
2017					¥ 2,832,573
2018					2,832,573
2019					2,832,573
2020					2,832,573
2021					2,832,573
Thereafter					116,297,340
Total	$ 18,806,430		¥ 133,292,782		¥ 130,460,205